Contingencies (Details Narrative) (10-K)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Maximum distribution percentage of net proceeds from divestiture	10.00%	10.00%